Convertible Senior Notes - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 31, 2018 CNY (¥)	Jun. 26, 2018 $ / shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 $ / shares	Jul. 31, 2018 USD ($) $ / shares
Line of Credit Facility [Line Items]
Convertible senior notes interest rate						3.80%
Convertible Senior Notes Due 2025 [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount	¥ 4,985,000									$ 725,000
Conversion rate per ADS | shares			15.4776	24.376	24.376	23.0536	23.0536
Conversion price per ADS | $ / shares		$ 45.34			$ 41.02				$ 43.38	$ 64.61
Debt conversion premium percentage		42.50%
Convertible senior notes maturity date	Jul. 01, 2025
Principal amount of each convertible note | $			$ 1,000		$ 1,000		$ 1,000	$ 1,000
Number of notes converted into company's ADSs				0	0	0	0
Convertible senior notes interest rate					1.25%	1.25%
Debt instrument, carrying value						¥ 20,191
Unamortized debt issuance costs						¥ 34
Debt instrument, effective interest rate					1.61%	1.61%
Amortization and interest expenses				¥ 160		¥ 319
The remaining principle of Convertible senior notes | $							$ 2,771